Earnings per Share (Weighted-average Number of Ordinary Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Balance as at January 1	1,279,379	1,278,084	1,276,238
Shares issued during the year	29	98	73
Shares vested	618	768	898
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,280,026	1,278,950	1,277,209